UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues		$ 3,128,203	$ 2,972,111
Cost of revenues
Total cost of revenues		1,534,542	1,904,801
Gross profit		1,593,661	1,067,310
Operating expenses
Sales and marketing expenses		0	2,085
General and administrative expenses		199,513	129,772
Research and development expenses		149,785	119,437
Exchange (gain)/loss		(21,150)	25,237
Total operating expenses		328,148	276,531
Income from operations		1,265,513	790,779
Other income, net		1,582	10,117
Income before income tax		1,267,095	800,896
Income tax expenses		197,768	116,503
Net income		1,069,327	684,393
Foreign currency translation (loss)/income		(12,244)	42,311
Total comprehensive income		1,057,083	726,704
Software Development Services [Member]
Revenues
Total revenues		3,128,203	2,971,671
Cost of revenues
Total cost of revenues		1,528,919	1,891,256
Exhibition and Conference Services [Member]
Revenues
Total revenues		0	0
Cost of revenues
Total cost of revenues		0	0
Hardware Sales [Member]
Revenues
Total revenues		0	210
Cost of revenues
Total cost of revenues		0	57
Product and Service, Other [Member]
Revenues
Total revenues		0	230
Cost of revenues
Total cost of revenues		0	0
Taxes and Other Surcharges [Member]
Cost of revenues
Total cost of revenues		$ 5,623	$ 13,488
Common Class A [Member]
Weighted average number of ordinary shares outstanding:
Class Ordinary Shares – Basic and diluted (in Shares)	[1]	10,000,000	10,000,000
Class Ordinary Shares – Basic and diluted (in Shares)	[1]	10,000,000	10,000,000
Earnings per ordinary share
Class Ordinary Shares – Basic and diluted (in Dollars per share)	[1]	$ 0.11	$ 0.07
Class Ordinary Shares – Basic and diluted (in Dollars per share)	[1]	$ 0.11	$ 0.07
Common Class B [Member]
Weighted average number of ordinary shares outstanding:
Class Ordinary Shares – Basic and diluted (in Shares)	[1]	0	0
Class Ordinary Shares – Basic and diluted (in Shares)	[1]	0	0
Earnings per ordinary share
Class Ordinary Shares – Basic and diluted (in Dollars per share)	[1]	$ 0	$ 0
Class Ordinary Shares – Basic and diluted (in Dollars per share)	[1]	$ 0	$ 0

[1]	The shares and per share data are presented on a retroactive basis to reflect the stock split.